SCHEDULE OF LEASE COST (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Operating lease cost
Short-term lease cost	3,800	3,896
Variable lease cost
Total lease cost	$ 3,800	$ 3,896